Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

6.  Cash, cash equivalents and restricted cash

An analysis of this caption is as follows:

	2021		2020
Cash in banks	Ps.	9,543,860	Ps.	6,907,295
Short-term investments		5,558,131		3,068,618
Restricted funds held in trust related to debt service reserves		147,415		91,040
Cash on hand		5,470		36,432
Total cash, cash equivalents and restricted cash	Ps.	15,254,876	Ps.	10,103,385

As of December 31, 2021 and 2020, the Company recorded a portion of advance ticket sales by an amount of Ps.147,415 and Ps.91,040, respectively, as a restricted fund (Note 1e). The restricted funds held in Trusts are used to constitute the debt service reserves and cannot be used for purposes other than those established in the contracts of the Trusts.